Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Accounting Pronouncements
Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers (or ASU 2014-09). ASU 2014-09 will require an entity to recognize revenue when it transfers promised goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 is effective for the Partnership January 1, 2018, and shall be applied, at the Partnership’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Partnership will adopt ASU 2014-09 as a cumulative-effect adjustment as of this date. The Partnership has elected to apply ASC 2014-09 only to those contracts that are not completed as of January 1, 2018. The Partnership has identified the following differences based on the work performed to date:

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Voyage revenues from shuttle tankers servicing North Sea contracts of affreightment will be recognized over the load to discharge period, instead of the current method, which is over the load to theoretical return period. The cumulative-effect adjustment on January 1, 2018 is insignificant.

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Voyage revenues from towage vessels will be recognized over the period where the tow is being performed instead of the period of the tow and the mobilization and demobilization of the towage vessel. The cumulative-effect adjustment on January 1, 2018 is insignificant.

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Revenue from time-charter contracts with fixed annual increases in the daily hire rate during the firm period of the charter to compensate for expected inflationary cost increases will be recognized on a smoothed basis over the term of the time-charter, instead of recognized when due under the contract. The cumulative-effect adjustment on January 1, 2018 is an increase to equity of $1.6 million.

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For time-charters with a termination fee owing if the contract is not extended past the contract term, the non-lease portion of such termination fee will be recognized over the contract term, instead of recognized when the termination fee is incurred. The cumulative-effect adjustment on January 1, 2018 is an increase to equity of $6.1 million.

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The Partnership expects that certain pre-operational costs it currently expenses as incurred will be deferred and amortized over the contract term of a customer contract that the costs relate to. The Partnership is in the process of determining which pre-operational costs this applies to and the cumulative impact to opening equity as at January 1, 2018.

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The Partnership manages FPSO units owned by Teekay Corporation and other vessels. Upon the adoption of ASU 2014-09, costs incurred by the Partnership for its offshore staff and seafarers will be presented as vessel operating expenses and the reimbursement of such expenses will be presented as revenue, instead of such amounts being presented on a net basis. The Partnership is in the process of finalizing which FPSO units and vessels this applies to. There will be no cumulative impact to opening equity as at January 1, 2018.

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Operating costs for the Partnerships VOC plants will be presented as vessel operating expenses and the reimbursement of such expenses will be presented as revenue instead of such amounts being presented on a net basis. There will be no cumulative impact to opening equity as at January 1, 2018.

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right of use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. ASU 2016-02 is effective January 1, 2019, with early adoption permitted. The Partnership will adopt ASU 2016-02 effective January 1, 2018 using a transition approach whereby a cumulative effect adjustment is made as of the effective date of January 1, 2018, with no retrospective effect. To determine the cumulative effect adjustment, the Partnership has not reassessed whether any expired or existing contracts are, or contain leases, has not reassessed lease classification, and has not reassessed initial direct costs for any existing leases. The adoption of ASU 2016-02 will result in a change in the accounting method for the lease portion of the daily charter hire for the Partnership's chartered-in vessels accounted for as operating leases with firm periods of greater than one year. Under ASU 2016-02, the Partnership will recognize a right-of-use asset and a lease liability on the balance sheet for these charters based on the present value of future minimum lease payments, whereas currently no right-of-use asset or lease liability is recognized. This will have the result of increasing the Partnership’s assets and liabilities. The pattern of expense recognition of chartered-in vessels is expected to remain substantially unchanged, unless the right of use asset becomes impaired. The cumulative right-of-use asset and corresponding lease liability expected to be recognized on January 1, 2018 is $43.4 million based on the work performed to date and represents in-charters and office leases at the balance sheet date. In addition, direct financing lease payments received will be presented as an operating cash inflow instead of an investing cash inflow in the statement of cash flows.
In March 2016, the FASB issued Accounting Standards Update 2016-09, Improvements to Employee Share-Based Payment Accounting (or ASU 2016-09). ASU 2016-09 simplifies aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statements of cash flows. ASU 2016-09 became effective for the Partnership January 1, 2017. The impact of adopting this new accounting guidance is a change in the Partnership's presentation of cash payments for tax withholdings on share settled equity awards from an operating cash outflow to a financing cash outflow on the Partnership's statements of cash flows.
In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13). ASU 2016-13 replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Partnership January 1, 2020, with a modified-retrospective approach. The Partnership is currently evaluating the effect of adopting this new guidance.
In August 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (or ASU 2016-15), which, among other things, provides guidance on two acceptable approaches of classifying distributions received from equity method investees in the statements of cash flows. ASU 2016-15 is effective for the Partnership January 1, 2018, with a retrospective approach. The Partnership is currently evaluating the effect of adopting this new guidance.
In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows: Restricted Cash (or ASU 2016-18). ASU 2016-18 requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Entities will also be required to reconcile such total to amounts on the balance sheet and disclose the nature of the restrictions. ASU 2016-18 is effective for the Partnership January 1, 2018. Adoption of ASU 2016-18 will result in the Partnership’s statements of cash flows being modified to include changes in restricted cash in addition to changes in cash and cash equivalents.
In August 2017, the FASB issued Accounting Standards Update 2017-12, Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities (or ASU 2017-12). ASU 2017-12 eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires, for qualifying hedges, the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also modifies the accounting for components excluded from the assessment of hedge effectiveness, eases documentation and assessment requirements and modifies certain disclosure requirements. ASU 2017-12 will be effective for the Partnership January 1, 2019. The Partnership is currently evaluating the effect of adopting this new guidance.